LEASES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases
Rent expense	$ 198,713	$ 320,569	$ 268,962	$ 71,478
Operating leases terminating description	The Company has three operating leases with lease terms of more than one year, which are classified as operating leases. The longest lease term expires in September 2025.	The Company has three operating leases with the lease term over one year expiring in March and August 2022	The Company leased various training centers in the PRC, under operating leases terminating in August 2019 through August 2022
Lessee, Operating Lease, Term of Contract	1 year	1 year	1 year
Operating lease right-of-use assets	$ 594,000	$ 712,088	$ 415,770
Operating lease liabilities current	253,847	270,556	173,292
Operating lease liabilities non-current	$ 340,153	$ 441,532	$ 242,478
Operating lease expiring date			2022-03